Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of Components of income tax expense (benefit)

	Year ended December 31,
	2020	2019	2018

Income tax expenses– Hong Kong	(741)	(532)	(146)
Deferred income tax benefit	$1,050	$122	$130

	309	(410)	(16)

Schedule of company's effective tax rate

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31,
	2020	2019	2018
U.S. Statutory rates	21.0%	21.0%	21.0%
Foreign income not recognized in USA	(21.0)	(21.0)	(21.0)
China income taxes (including Hong Kong SAR)	16.0	25.0	25.0
Impact of tax rate in other jurisdictions	(5.0)	3.2	—
Impact of tax reduction of Hong Kong profits tax	—	4.4	—
Tax effect of non-deductible expenses	(10.4)	(7.8)	(7.2)
Valuation allowance	(0.1)	(42.9)	(13.2)
Under provision in respect of prior years	(0.7)	(26.6)	(2.2)
Other (a)	0.6	(32.2)	(3.2)
Effective income taxes	0.4%	(76.9)%	(0.8)%

Notes:

(a)

There were no other material items affecting the effective income tax for the years ended December 31, 2020, 2019 and 2018 except for (i) losses incurred by SGOCO of approximately $1,870,  $691 and $275, respectively, where there is no tax in the Cayman Islands; and (ii) under-provision of Hong Kong profits tax as a result of certain non-deductible expenses in prior year.

Schedule of components of deferred income tax assets and liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred income tax assets and liabilities are as follows:

	December 31, 2020	December 31, 2019
Deferred income tax assets:
Net operating loss carry-forward	$1,385	$1,454
Less: Valuation allowance	(1,385)	(1,454)
	$—	$—

Deferred tax liabilities
Intangible assets	$77	$—
Property, plant and equipment	5,770	6,171
Interest income	12	12
	$5,859	$6,183